OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Schedule of other operating income/expenses

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Other operating income
Foreign exchange gains	450,380	33,774	—	—
Voucher terminated	197,760	47,760	207,098	8,677,533
Interest due to late payment from customers	—	—	163,754	6,861,393
Others	40,438	111,558	99,575	4,172,253
Total	688,578	193,092	470,427	19,711,179
Other operating expenses
Foreign exchange losses	1,611	861,935	676,986	28,366,128
Penalties	112,704	—	—	—
Loss from disposal of long-lived assets	113,395	—	81,165	3,400,863
Others	48,396	47,536	234,050	9,806,838
Total	276,106	909,471	992,201	41,573,829
Net other operating expenses	412,472	(716,379)	(521,774)	(21,862,650)

Schedule of finance income

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Interest income on loan receivables	415,230	81,836	37,950	1,590,128
Interest income on sales-type lease	25,054	1,749	29,410	1,232,297
Others	5,855	4,475	16,493	691,067
Total	446,139	88,060	83,853	3,513,492

Schedule of finance costs

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Contractual coupons on loans and borrowings	3,442,117	5,883,067	8,958,420	375,363,278
Change in amortized costs of financial instruments measured at amortized cost	1,156,118	1,999,914	2,833,459	118,723,665
Others	—	76,859	341,521	14,309,939
Total	4,598,235	7,959,840	12,133,400	508,396,883

Schedule of basic loss per share and diluted loss per share calculated in accordance with ASC 260

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Net loss attributable to controlling interests	(27,722,160)	(33,462,508)	(1,379,328,442)
Net loss attributable to controlling interests adjusted for the effect of dilution	(27,722,160)	(33,462,508)	(1,379,328,442)

		Unit: Shares
	For the six months ended June 30,
	2023	2024
Weighted average number of ordinary shares for basic earnings per share	2,299,999,998	2,338,072,572
Weighted average number of ordinary shares adjusted for the effect of dilution	2,299,999,998	2,338,072,572

	For the six months ended June 30,
	2023	2024	2024
	VND	VND	USD
Basic loss per share	(12,052)	(14,312)	(0.59)
Diluted loss per share	(12,052)	(14,312)	(0.59)

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND million	VND million	VND million	USD
Net loss attributable to controlling interests	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
Net loss attributable to controlling interests adjusted for the effect of dilution	(32,183,727)	(49,783,795)	(57,354,813)	(2,403,201,751)
				Unit: Shares
Weighted average number of ordinary shares for basic earnings per share	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009
Weighted average number of ordinary shares adjusted for the effect of dilution	1,578,726,324	2,299,008,659	2,310,823,009	2,310,823,009

	For the year ended December 31,
	2021	2022	2023	2023
			(Restated)	(Restated)
	VND	VND	VND	USD
Basic loss per share	(20,386)	(21,654)	(24,820)	(1.04)
Diluted loss per share	(20,386)	(21,654)	(24,820)	(1.04)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the year ended December 31, 2023
Unvested shares for service providers	83,334
DPS (Note 21)	62,806,375
Number of outstanding warrants (Note 21)	3,321,002
Convertible Debenture (Note 12)	4,875,000